Business Combinations - Wellness Foods Schedule of Recognized Identified Assets Acquired and Liabilities Assumed (Details) - USD ($) $ in Thousands	Aug. 26, 2017	Dec. 21, 2016
Liabilities assumed:
Goodwill	$ 465,030
Wellness Foods, Inc.
Assets acquired:
Cash and cash equivalents		$ 157
Accounts receivable, net		1,200
Prepaid expenses and other current assets		48
Inventories, net		1,388
Property and equipment, net		13
Intangible assets		4,934
Liabilities assumed:
Accounts payable		(687)
Accrued expenses and other current liabilities		(342)
Other taxes payable (VAT)		(2)
Income taxes payable		(138)
Total identifiable net assets		6,571
Goodwill		13,546
Total purchase price		$ 20,117